Voya Small Cap Growth Fund Investment Strategy - Class A C I R R6 and W Shares [Member] - Voya Small Cap Growth Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small-capitalization growth companies. For purposes of this 80% policy, small-capitalization growth companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2000® Index (the “Index”) and that the Fund expects to generate capital appreciation. The market capitalization of companies within the Index will change with market conditions. As of June 30, 2025, the market capitalization of companies within the Index ranged from $60.5 million to $15.7 billion. As of June 30, 2025, the average weighted market capitalization of the Fund was $8.21 billion, while the average weighted market capitalization of the Index was $3.43 billion. The sub-adviser (the “Sub-Adviser”) uses fundamental research in an effort to identify smaller, lesser-known companies with the potential for superior earnings growth and sustainable valuations. The Sub-Adviser’s intensive bottom-up, fundamental research drives stock selection, which the Sub-Adviser believes is key to seeking excess returns. Most of the Fund’s assets will be invested in U.S. common stock that the Sub-Adviser expects will experience long-term, above average earnings growth. The Fund may, at times, invest a significant portion of its assets (greater than 25%) in specific sectors of the economy, such as in the technology and health care sectors. The Fund may also invest up to 20% of its net assets in equity securities of foreign (non-U.S.) issuers, including issuers located in emerging markets that are American Depositary Receipts or traded on a U.S. stock exchange, when consistent with the Fund’s investment objective. Countries with developing and emerging markets include most countries in the world except Australia, Canada, Hong Kong, Israel, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.